COMMITMENTS AND CONTINGENCIES - Contingencies (Details) ¥ in Thousands				1 Months Ended		12 Months Ended
	Oct. 25, 2025 USD ($)	Jul. 30, 2025 CNY (¥)	Jul. 30, 2025 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Apr. 11, 2025 CNY (¥)	Apr. 11, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 19, 2024
Litigation as plaintiff - Equity Transfer Agreement Dispute
COMMITMENTS AND CONTINGENCIES
Litigation settlement				¥ 500,000	$ 69,600,000
Litigation as plaintiff - Loans and Guarantees Dispute
COMMITMENTS AND CONTINGENCIES
Amount of damage claimed						¥ 122,610	$ 17,600,000
Litigation as defendant - Property Management Contract Dispute
COMMITMENTS AND CONTINGENCIES
Loss contingency accrual at carrying value						¥ 50,700				$ 7,000,000
Litigation as defendant - Shareholder Winding-Up Petition
COMMITMENTS AND CONTINGENCIES
Loss contingency accrual at carrying value										$ 0
Subsequent event
COMMITMENTS AND CONTINGENCIES
Litigation settlement	$ 30,000,000
Subsequent event | Litigation as plaintiff - Equity Transfer Agreement Dispute
COMMITMENTS AND CONTINGENCIES
Amount of compensation								¥ 200,000	$ 27,800,000
Principal amount								¥ 200,000	$ 27,800,000
Default interest rate								1.5	1.5
Subsequent event | Litigation as defendant - Property Management Contract Dispute
COMMITMENTS AND CONTINGENCIES
Litigation settlement amount awarded to other party		¥ 40,930	$ 5,700,000
Loss contingency, number of defendants			8
Koa Capital L.P. and 507 Summit LLC | Fang Holdings Limited
COMMITMENTS AND CONTINGENCIES
Percentage of ownership of equity interest											3.30%
Class A Ordinary Shares | Koa Capital L.P. and 507 Summit LLC | Fang Holdings Limited
COMMITMENTS AND CONTINGENCIES
Percentage of ownership of equity interest											4.60%